Stock-Based Compensation (Summary of PSU and RSU activity under the omnibus plan) (Details) - Omnibus Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance Stock Units
Shares
Outstanding beginning balance (in shares)	2,247,643
Granted (in shares)	1,482,197
Vested (in shares)	(75,288)
Forfeited or Expired (in shares)	(1,841,247)
Outstanding ending balance (in shares)	1,813,305	2,247,643
Weighted- Average Fair Value
Outstanding beginning balance (in dollars per share)	$ 19.08
Granted (in dollars per share)	22.18
Vested (in dollars per share)	20.15
Forfeited or Expired (In dollars per share)	22.05
Outstanding ending balance (in dollars per share)	$ 16.47	$ 19.08
Aggregate intrinsic value, Outstanding	$ 2	$ 21
Restricted Stock Units
Shares
Outstanding beginning balance (in shares)	1,044,269
Granted (in shares)	757,294
Vested (in shares)	(396,749)
Forfeited or Expired (in shares)	(622,758)
Outstanding ending balance (in shares)	782,056	1,044,269
Weighted- Average Fair Value
Outstanding beginning balance (in dollars per share)	$ 18.43
Granted (in dollars per share)	12.18
Vested (in dollars per share)	19.07
Forfeited or Expired (In dollars per share)	14.50
Outstanding ending balance (in dollars per share)	$ 15.11	$ 18.43
Aggregate intrinsic value, Outstanding	$ 1	$ 16